SHAREHOLDERS' EQUITY (DEFICIENCY) (Ordinary Shares) (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended			2 Months Ended	10 Months Ended	12 Months Ended				22 Months Ended
		Aug. 11, 2016	Feb. 24, 2017	Jan. 23, 2017	Dec. 31, 2016	Feb. 24, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016
Class of Stock [Line Items]
Share capital						$ 59		$ 45,801	$ 59
Conversion of preferred shares into ordinary shares
Issuance of ordinary share upon exercise of stock options by employees									16
Exercise of warrants into ordinary shares								$ 117	29
Subtotal							$ 45,801		45,801	$ 59
Share capital							$ 41,952		$ 41,952
Shares issued					15,205,075		11,811,709	15,205,075	11,811,709			15,205,075
Exercise of options									307,467
Issuance of ordinary shares in the Private Placement, shares									2,000,000
Issuance of ordinary shares in the IPO, shares									2,250,000
Price per share					$ 0.05		$ 0.05	$ 0.05	$ 0.05			$ 0.05
Conversion of shares									4,338,998
Value or warrants									$ 321
Number of units							300,000		300,000
Issuance of ordinary shares in IPO, net of issuance expense									$ 10,947
Issuance of ordinary shares in the Private Placement, net of issuance expenses									11,021
Issuance of ordinary Shares in RD Offering	[1]							5,259
Proceeds warrant from the exercise pre-funded warrants								$ 117	$ 29
October 20 [Member]
Class of Stock [Line Items]
Warrants issued									17,117
Exercise price							$ 0.05		$ 0.05
Expiration period									2 years
April 6 [Member]
Class of Stock [Line Items]
Warrants issued									70,010
Exercise price							5.06		$ 5.06
Expiration period									2 years
Private Placement [Member]
Class of Stock [Line Items]
Amount raised, gross									$ 12,000
Issuance expenses									$ 1,225
Exercise of warrants								110,769	569,355
Share price							$ 6.00		$ 6.00
Value or warrants								$ 125
Price per unit									$ 6
Number of units							2,000,000		2,000,000
Exercise price					$ 0.05		$ 0.05	$ 0.05	$ 0.05			$ 0.05
Warrants exercised on a cashless basis					414,049		988,152	414,049	988,152			414,049
Warrant outstanding					1,076,679		542,770	1,076,679	542,770			1,076,679
Private Placement [Member] | ILS [Member]
Class of Stock [Line Items]
Exercise price					$ 0.2		$ 0.2	$ 0.2	$ 0.2			$ 0.2
IPO [Member]
Class of Stock [Line Items]
Amount raised, gross									$ 13,500
Issuance expenses									$ 2,945
Share price							$ 6.00		$ 6.00
Value or warrants								$ 196
Price per unit									$ 6
Number of units							2,000,000		2,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Warrants issued									450,000
Anti-Dilutive Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants						171,715	33,884		205,599			653
Warrants issued									390,276
Shares called by warrants					179,539		180,192	179,539	180,192			179,539
Anti-Dilutive Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants expired			70,010
Services Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Issuance expenses									$ 9
Warrants issued									87,127
Credit Line Agreement Warrants [Member]
Class of Stock [Line Items]
Exercise of warrants									1,557,507
Warrants issued									2,658,463
Share price							$ 0.02		$ 0.02
Exercise price							$ 0.2		$ 0.2
Expiration of warrants					9,091		24,277	9,091	24,277			9,091
Principal							$ 12,000		$ 12,000
Expiration period									10 years
Long Term Incentive Warrants [Member]
Class of Stock [Line Items]
Exercise price							$ 6.90		$ 6.90
Expiration of warrants					4,667,467		5,076,626	4,667,467	5,076,626			4,667,467
Long Term Incentive Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants issued									3,000,000
Exercise price							$ 6.90		$ 6.90
Long Term Incentive Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued									3,375,000
Series A Warrants [Member]
Class of Stock [Line Items]
Exercise price							7.50		$ 7.50
Series A Warrants [Member] | Private Placement [Member]
Class of Stock [Line Items]
Warrants issued									1,000,000
Exercise price							7.50		$ 7.50
Series A Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued									1,125,000
Series A Warrants [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Exercise of warrants									75,000
Underwriter Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued									100,000
Exercise price							7.50		$ 7.50
Legal Warrants [Member] | IPO [Member]
Class of Stock [Line Items]
Warrants issued									15,000
Exercise price							$ 6		$ 6
Pre-funded Warrants [Member]
Class of Stock [Line Items]
Shares called by warrants					1,649,281			1,649,281				1,649,281
Warrant outstanding					290,000			290,000				290,000
Pre-funded Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Shares called by warrants				290,000
Proceeds warrant from the registered direct offering				$ 145,000
Pre-funded Warrants [Member] | RD Offering [Member]
Class of Stock [Line Items]
Share price		$ 1.90
Shares called by warrants		2,514,281
Price per unit		$ 1.85
Exercise price		$ 0.05
Issuance of ordinary Shares in RD Offering		$ 643,614
Expiry date		Aug. 11, 2023
Proceeds warrant from the registered direct offering		$ 5,900,000			$ 825,000
Proceeds warrant from the exercise pre-funded warrants		$ 575,000

[1]	Includes pre-funded warrants to purchase 2,514,281 ordinary shares at a purchase price of $1.85 per pre-funded warrant, issued in connection with the registered direct offering. See Note 10C(2)(h).